Material accounting policies - historical financial information has been translated to United States dollars (Details)	3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 1,932,519			$ 1,932,519			$ 733,188	$ 1,334,280		$ 605,480	$ 1,334,280		$ 1,753,437
Restricted cash	29,611			29,611			29,611	29,556			29,556		32,010
Other receivables	125,080			125,080			41,747	149,369			149,369		39,510
Prepaids	156,162			156,162			322,126	77,050			77,050		5,385
Total current assets	2,243,372			2,243,372			1,126,672	1,590,255			1,590,255		1,830,342
TOTAL ASSETS	2,253,498			2,253,498			1,132,159	1,590,255			1,590,255		1,830,342
Current liabilities
Accounts payable and accrued liabilities	858,558			858,558			755,202	1,790,700			1,790,700		131,642
TOTAL LIABILITIES	3,508,604			3,508,604			12,104,699	1,790,700			1,790,700		131,642
EQUITY
Net equity								(200,445)			(200,445)		1,698,700
NET DEFICIT	(1,255,106)			(1,255,106)			(10,972,540)	(200,445)		$ (982,671)	(200,445)		1,698,700
TOTAL LIABILITIES AND NET DEFICIT	2,253,498			2,253,498			1,132,159	1,590,255			$ 1,590,255		$ 1,830,342
Expenses
Sales and marketing	273,768		$ 1,097	320,708		$ 2,122	80,603		$ 7,029
Research and development	265,626		(8,539)	265,626		791,439	954,593		1,608,895
General and administrative	243,044		(16,123)	536,140		85,569	557,904		366,435
Professional and consulting fees	373,664		199,730	808,872		584,427	1,158,484		1,252,510
Loss before other items	(1,156,102)		(176,165)	(1,931,346)		(1,463,557)	(2,751,584)		(3,234,869)
Other items
Interest income			27,936			27,423	2,134		1,554
Foreign exchange gain	1,661		(105,581)	1,786		(115,434)	(2,695)		26,912
Net income/(loss)	141,473		(309,682)	2,960,655		(1,606,414)	(51,159,048)		(3,206,403)
Non-cash adjustment:
Share based compensation				241,379		(40,700)	317,882		221,287
Foreign exchange				(9,969)		5,521	3,658		(84,499)
Changes in working capital:
Other receivables				(83,333)		130,582	107,622		(109,858)
Prepaids				165,965		61,531	(245,075)		(71,665)
Accounts payable and accrued liabilities				103,356		(138,657)	(1,035,498)		1,659,058
Cash used in operating activities				(1,515,877)		(1,588,137)	(2,945,367)		(1,592,080)
Proceeds received from Psyence Group Inc						144,405			1,172,923
Cash provided from financing activities				2,721,636		859,337	2,350,000		1,172,923
Change in cash and cash equivalents				1,199,331		(728,800)	(601,092)		(419,157)
Cash and cash equivalents, beginning of period	733,188			733,188	$ 1,334,280	1,334,280	1,334,280		1,753,437
Cash and cash equivalents, end of period	$ 1,932,519		$ 605,480	$ 1,932,519		$ 605,480	$ 733,188	1,334,280	$ 1,334,280
Reported
Current assets
Cash and cash equivalents		$ 818,609			818,609			1,805,766				$ 2,191,095
Restricted cash								40,000				40,000
Other receivables								202,150				49,372
Prepaids								104,276				6,729
Total current assets								2,152,192				2,287,196
TOTAL ASSETS								2,152,192				2,287,196
Current liabilities
Accounts payable and accrued liabilities								2,423,467				164,500
TOTAL LIABILITIES								2,423,467				164,500
EQUITY
Net equity								(271,275)				2,122,696
NET DEFICIT								(271,275)				2,122,696
TOTAL LIABILITIES AND NET DEFICIT								2,152,192				2,287,196
Expenses
Sales and marketing		1,471			2,847			9,292
Research and development		(11,454)			1,062,212			2,126,762
General and administrative		(21,627)			114,845			484,382
Professional and consulting fees		267,918			784,375			1,655,663
Loss before other items		(236,308)			(1,964,279)			(4,276,099)
Other items
Interest income		37,474			36,805			2,054
Foreign exchange gain		(141,626)			(154,927)			35,574
Net income/(loss)		(415,408)			(2,156,011)			(4,238,471)
Non-cash adjustment:
Share based compensation					(54,625)			292,756
Changes in working capital:
Other receivables					176,750			(152,778)
Prepaids					83,294			(97,547)
Accounts payable and accrued liabilities					(189,904)			2,258,967
Cash used in operating activities					(2,140,497)			(1,937,073)
Proceeds received from Psyence Group Inc					193,810			1,551,744
Cash provided from financing activities					1,153,340			1,551,744
Change in cash and cash equivalents					(987,157)			(385,329)
Cash and cash equivalents, beginning of period					1,805,766			2,191,095
Cash and cash equivalents, end of period		818,609			818,609			1,805,766
Foreign Currency Translation
Current assets
Cash and cash equivalents		(213,129)			(213,129)			(471,486)				(437,658)
Restricted cash								(10,444)				(7,990)
Other receivables								(52,782)				(9,862)
Prepaids								(27,226)				(1,344)
Total current assets								(561,937)				(456,854)
TOTAL ASSETS								(561,937)				(456,854)
Current liabilities
Accounts payable and accrued liabilities								(632,767)				(32,858)
TOTAL LIABILITIES								(632,767)				(32,858)
EQUITY
Net equity								70,830				(423,996)
NET DEFICIT								70,830				(423,996)
TOTAL LIABILITIES AND NET DEFICIT								(561,937)				$ (456,854)
Expenses
Sales and marketing		(374)			(725)			(2,263)
Research and development		2,915			(270,773)			(517,867)
General and administrative		5,504			(29,276)			(117,947)
Professional and consulting fees		(68,188)			(199,948)			(403,153)
Loss before other items		(60,143)			(500,722)			(1,041,230)
Other items
Interest income		(9,538)			(9,382)			(500)
Foreign exchange gain		36,045			39,493			(8,662)
Net income/(loss)		(105,726)			(549,597)			(1,050,392)
Non-cash adjustment:
Share based compensation					13,925			(71,469)
Foreign exchange					5,521			(84,499)
Changes in working capital:
Other receivables					(46,168)			42,920
Prepaids					(21,763)			25,882
Accounts payable and accrued liabilities					51,247			(599,909)
Cash used in operating activities					(552,360)			344,993
Proceeds received from Psyence Group Inc					(49,405)			(378,821)
Cash provided from financing activities					(294,003)			(378,821)
Change in cash and cash equivalents					258,357			(33,828)
Cash and cash equivalents, beginning of period					(471,486)			(437,658)
Cash and cash equivalents, end of period		$ (213,129)			$ (213,129)			$ (471,486)